Interim Financial Information (Unaudited)	12 Months Ended
Aug. 27, 2016
Quarterly Financial Information Disclosure [Abstract]
Interim Financial Information (Unaudited)
Interim Financial Information (Unaudited)

Fiscal 2016	Quarter Ended
(In thousands, except per share data)	November 28, 2015	February 27, 2016	May 28, 2016	August 27, 2016
Net revenues	$214,223	$225,672	$272,077	$263,254
Gross profit	25,249	25,276	30,257	31,867
Operating income	12,759	13,503	20,593	18,886
Net income	8,558	9,354	14,438	13,146
Net income per share (basic)	0.32	0.35	0.54	0.49
Net income per share (diluted)	0.32	0.35	0.53	0.49

Fiscal 2015	Quarter Ended
(In thousands, except per share data)	November 29, 2014	February 28, 2015	May 30, 2015	August 29, 2015
Net revenues	$224,403	$234,543	$266,510	$251,049
Gross profit	24,386	24,258	28,183	28,053
Operating income	14,442	11,948	16,118	16,911
Net income	9,895	8,096	11,502	11,717
Net income per share (basic)	0.37	0.30	0.43	0.43
Net income per share (diluted)	0.37	0.30	0.43	0.43